Regulatory Matters	11 Months Ended
Mar. 31, 2012
Regulatory Matters
P.	Regulatory Matters:

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum regulatory capital requirements can initiate certain mandatory, and possible additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company and the consolidated financial statements. Under regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines involving quantitative measures of the Company’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to total average assets (as defined). Management believes, as of March 31, 2012, that the Company meets all capital adequacy requirements to which it is subject.

As of March 31, 2011, the most recent examination by the Federal Deposit Insurance Corporation, the Company was categorized as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Company must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage capital ratios as set forth in the accompanying table. There are no conditions or events since that notification that management believes have changed the Company’s category.

The following table sets forth the Company’s various regulatory capital categories at March 31, 2012 and April 30, 2011 (amounts in thousands):

					To Be Well-
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of March 31, 2012:
Total capital (to risk-weighted assets)
Mayflower Bancorp, Inc.	$22,367	16.9%	$10,602	8.0%	$13,252	≥	10.0%
Mayflower Co-operative Bank	22,323	17.0%	10,519	8.0%	13,149	≥	10.0%

Tier I capital (to risk-weighted assets)
Mayflower Bancorp, Inc.	21,040	15.9%	5,301	4.0%	7,951	≥	6.0%
Mayflower Co-operative Bank	20,978	16.0%	5,260	4.0%	7,890	≥	6.0%

Tier I capital (to total average assets)
Mayflower Bancorp, Inc.	21,040	8.4%	9,984	4.0%	12,480	≥	5.0%
Mayflower Co-operative Bank	20,978	8.4%	9,982	4.0%	12,478	≥	5.0%

As of April 30, 2011:
Total capital (to risk-weighted assets)
Mayflower Bancorp, Inc.	$21,734	16.1%	$10,832	8.0%	$13,540	≥	10.0%
Mayflower Co-operative Bank	21,683	16.0%	10,828	8.0%	13,535	≥	10.0%

Tier I capital (to risk-weighted assets)
Mayflower Bancorp, Inc.	20,410	15.1%	5,416	4.0%	8,124	≥	6.0%
Mayflower Co-operative Bank	20,359	15.0%	5,414	4.0%	8,121	≥	6.0%

Tier I capital (to total average assets)
Mayflower Bancorp, Inc.	20,410	8.4%	9,772	4.0%	12,215	≥	5.0%
Mayflower Co-operative Bank	20,359	8.3%	9,770	4.0%	12,213	≥	5.0%